Offsets	Nov. 24, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Electra Battery Materials Corp
Form or Filing Type	F-10
File Number	333-271792
Initial Filing Date	May 10, 2023
Fee Offset Claimed	$ 5,563.52
Security Type Associated with Fee Offset Claimed	Other
Security Title Associated with Fee Offset Claimed	Common Shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 105,543,205.40
Offset Note	(2) This amount is based on the fee paid to register the US$105,543,205.40 of unsold securities, of which none has been utilized.
Termination / Withdrawal Statement	(1) The Registrant registered under the Prior Registration Statement 55,564,959 Common Shares of the Registrant having an aggregate offering price of US$105,543,206. No securities were sold under the Prior Registration Statement, and it was withdrawn on September 9, 2023.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Electra Battery Materials Corp
Form or Filing Type	F-10
File Number	333-271792
Filing Date	May 10, 2023
Fee Paid with Fee Offset Source	$ 5,563.52
Offset Note	(1) This amount is based on the fee paid to register the US$105,543,205.40 of unsold securities, of which none has been utilized.